Average Annual Total Returns - FidelityEuropeFund-AMCIZPRO - FidelityEuropeFund-AMCIZPRO - Fidelity Europe Fund	Dec. 30, 2023
Fidelity Advisor Europe Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(25.39%)
Past 5 years	(0.81%)
Since Inception	1.13%	[1]
Fidelity Advisor Europe Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(25.39%)
Past 5 years	(2.41%)
Since Inception	0.05%	[1]
Fidelity Advisor Europe Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(15.03%)
Past 5 years	(0.66%)
Since Inception	0.86%	[1]
Fidelity Advisor Europe Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(22.27%)
Past 5 years	(0.43%)
Since Inception	1.08%	[2]
Fidelity Advisor Europe Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(23.85%)
Past 5 years	(0.66%)
Since Inception	1.09%	[3]
Fidelity Advisor Europe Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(20.60%)
Past 5 years	0.70%
Since Inception	2.16%	[4]
Fidelity Advisor Europe Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(20.52%)
Since Inception	1.67%	[5]
MS002
Average Annual Return:
Past 1 year	(14.84%)
Past 5 years	2.14%
Since Inception	2.73%

[1]	AFrom March 18, 2014.
[2]	CFrom March 18, 2014.
[3]	BFrom March 18, 2014.
[4]	DFrom March 18, 2014.
[5]	EFrom October 2, 2018.